UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.6%
AUSTRALIA 8.7%
AIRPORTS 0.7%
Sydney Airport	220,950	$656,860
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.7%
AGL Energy Ltd.	20,730	316,729
Origin Energy Ltd.	26,848	371,270
		687,999
REGULATED ELECTRIC 0.6%
Spark Infrastructure Group	345,751	535,429
TOTAL ELECTRIC		1,223,428
MARINE PORTS 1.8%
Asciano Ltd.	340,000	1,725,725
RAILWAYS 1.0%
QR National Ltd.	250,250	966,896
TOLL ROADS 3.9%
Transurban Group	630,773	3,658,962
TOTAL AUSTRALIA		8,231,871
BRAZIL 2.5%
TOLL ROADS 1.8%
CCR SA	209,660	1,697,540
WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,050	616,791
TOTAL BRAZIL		2,314,331
CANADA 5.0%
MARINE PORTS 0.6%
Westshore Terminals Investment Corp.	23,917	581,470

	Number of Shares	Value
PIPELINES—PIPELINES—C-CORP 4.4%
Enbridge	59,742	$2,320,322
TransCanada Corp.	43,205	1,855,201
		4,175,523
TOTAL CANADA		4,756,993
FRANCE 11.3%
AIRPORTS 0.2%
Aeroports de Paris	2,900	238,020
COMMUNICATIONS—SATELLITES 2.4%
Eutelsat Communications	60,650	2,242,240
ELECTRIC—INTEGRATED ELECTRIC 2.0%
GDF Suez	72,039	1,861,038
TOLL ROADS 5.6%
Groupe Eurotunnel SA	247,900	2,153,025
Vinci SA	59,058	3,079,736
		5,232,761
WATER 1.1%
Suez Environnement SA	13,800	211,658
Veolia Environnement	48,900	810,985
		1,022,643
TOTAL FRANCE		10,596,702
GERMANY 2.8%
AIRPORTS 0.9%
Fraport AG	13,911	871,068
ELECTRIC—INTEGRATED ELECTRIC 1.9%
E.ON AG	74,200	1,777,331
TOTAL GERMANY		2,648,399
HONG KONG 2.8%
DIVERSIFIED 0.5%
NWS Holdings Ltd.	300,400	458,788

	Number of Shares	Value
ELECTRIC—REGULATED ELECTRIC 1.3%
CLP Holdings Ltd.	93,300	$803,777
Power Assets Holdings Ltd.	58,000	425,726
		1,229,503
TOLL ROADS 1.0%
Jiangsu Expressway Co.	940,000	907,856
TOTAL HONG KONG		2,596,147
ITALY 2.7%
ELECTRIC 0.9%
INTEGRATED ELECTRIC 0.2%
Enel S.p.A.	63,900	231,126
REGULATED ELECTRIC 0.7%
Terna Rete Elettrica Nazionale S.p.A.	160,200	643,967
TOTAL ELECTRIC		875,093
GAS DISTRIBUTION 0.3%
Snam Rete Gas S.p.A.	66,913	321,806
TOLL ROADS 1.5%
Atlantia S.p.A.	84,259	1,399,084
TOTAL ITALY		2,595,983
JAPAN 11.7%
ELECTRIC—INTEGRATED ELECTRIC 1.3%
Chubu Electric Power Co.	45,200	815,861
Kansai Electric Power Co.	27,500	425,939
		1,241,800
RAILWAYS 10.4%
Central Japan Railway Co.	261	2,150,562
East Japan Railway Co.	76,300	4,802,742
West Japan Railway Co.	70,300	2,824,061
		9,777,365
TOTAL JAPAN		11,019,165

	Number of Shares	Value
LUXEMBOURG 2.7%
COMMUNICATIONS—SATELLITES
SES SA	102,967	$2,554,970
MEXICO 1.0%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR	18,665	679,032
Grupo Aeroportuario del Sureste SAB de CV, Class B	34,475	236,403
		915,435
NETHERLANDS 1.7%
MARINE PORTS
Koninklijke Vopak NV	27,453	1,581,544
NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	132,505	266,898
SPAIN 3.6%
GAS DISTRIBUTION 0.5%
Enagas SA	22,448	432,018
TOLL ROADS 3.1%
Abertis Infraestructuras SA	171,379	2,917,672
TOTAL SPAIN		3,349,690
SWITZERLAND 0.8%
AIRPORTS
Flughafen Zuerich AG	1,950	754,985
UNITED KINGDOM 3.9%
COMMUNICATIONS—SATELLITES 0.3%
Inmarsat PLC	34,600	254,743

	Number of Shares	Value
ELECTRIC 2.5%
INTEGRATED ELECTRIC 0.4%
SSE PLC	18,200	$386,884
REGULATED ELECTRIC 2.1%
National Grid PLC	197,451	1,991,264
TOTAL ELECTRIC		2,378,148
WATER 1.1%
United Utilities Group PLC	103,800	998,660
TOTAL UNITED KINGDOM		3,631,551
UNITED STATES 37.1%
COMMUNICATIONS—TOWERS 12.7%
American Tower Corp.	95,444	6,014,881
Crown Castle International Corp.(a)	89,900	4,795,266
SBA Communications Corp.(a)	22,000	1,117,820
		11,927,967
ELECTRIC 14.6%
INTEGRATED ELECTRIC 5.9%
Edison International	39,630	1,684,672
FirstEnergy Corp.	20,300	925,477
NextEra Energy	24,015	1,466,836
PPL Corp.	52,247	1,476,500
		5,553,485

	Number of Shares	Value
REGULATED ELECTRIC 8.7%
American Electric Power Co.	24,000	$925,920
CenterPoint Energy	44,850	884,442
ITC Holdings Corp.	6,150	473,181
PG&E Corp.	39,380	1,709,486
Southern Co.	54,114	2,431,342
Wisconsin Energy Corp.	24,236	852,622
Xcel Energy	35,100	929,097
		8,206,090
TOTAL ELECTRIC		13,759,575
GAS DISTRIBUTION 2.2%
Northwest Natural Gas Co.	8,000	363,200
Questar Corp.	32,954	634,694
Sempra Energy	17,550	1,052,298
		2,050,192
PIPELINES 5.6%
PIPELINES—C-CORP 3.0%
Targa Resources Corp.	16,700	759,015
Williams Cos. (The)	67,705	2,085,991
		2,845,006
PIPELINES—MLP 2.6%
Enterprise Products Partners LP	6,600	333,102
Golar LNG Partners LP (Marshall Islands)	11,700	434,304
MarkWest Energy Partners LP	8,100	473,445
Oiltanking Partners LP	13,918	427,561
Rose Rock Midstream LP	12,300	293,232
Tesoro Logistics LP	11,875	415,269
		2,376,913
TOTAL PIPELINES		5,221,919
SHIPPING 1.1%
GasLog Ltd. (Bermuda)(a)	87,300	1,082,520

		Number of Shares	Value
WATER 0.9%
American Water Works Co.		24,332	$828,018
TOTAL UNITED STATES			34,870,191
TOTAL COMMON STOCK (Identified cost—$76,775,051)			92,684,855
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		700,000	700,000
Federated Government Obligations Fund, 0.01%(b)		700,000	700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000
TOTAL INVESTMENTS (Identified cost—$78,175,051)	100.1%		94,084,855
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(68,465)
NET ASSETS	100.0%		$94,016,390

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Sector Summary	% of Net Assets
Electric	25.8%
Communications	18.1
Toll Roads	16.9
Railways	11.4
Pipelines	10.0
Marine Ports	4.1
Airports	3.9
Water	3.8
Gas Distribution	3.0
Other	1.4
Shipping	1.1
Diversified	0.5
100.0%

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$92,684,855	$92,684,855	$—	$—
Money Market Funds	1,400,000	—	1,400,000	—
Total Investments	$94,084,855	$92,684,855	$1,400,000	$—

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$78,175,051
Gross unrealized appreciation	$17,312,705
Gross unrealized depreciation	(1,402,901)
Net unrealized appreciation	$15,909,804

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012